Organization and Basis of Presentation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 12,896,105	$ 7,211,817
Cash used in operating activities	8,036,300	924,917
Stockholders deficiency	1,972,722	(1,594,935)	$ (313,203)
Cash	$ 406,526	$ 1,946,232